Equity Method Investments - Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Profit (loss), attributable to owners of parent	$ 1,502	$ 2,210
Thomson Reuters carrying amount	$ 202	$ 269